Due to Banks	12 Months Ended
Dec. 31, 2025
Categories of financial liabilities [abstract]
Due to Banks
17.
Due to banks

	2024	2025
Recorded at amortized cost
Time deposits of banks and other financial institutions	323	16,183
Repurchase agreements	24,151	—

Total due to banks	24,474	16,183

As at 31 December 2024 and 2025, accrued interest of KZT 67 million and KZT 494 million, respectively, was included in due to banks.

Fair value of securities pledged as collateral of repurchase agreements, which were classified as due to banks as at 31 December 2024 and 2025, amounted to KZT 24,151 million and KZT Nil, respectively.